As filed with the Securities and Exchange Commission on October 23, 2026

1933 Act File No. 333-150525

1940 Act File No. 811-22201

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	531	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	533	[ X ]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

535 Madison Avenue, 37th Floor

New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Angela Brickl

535 Madison Avenue, 37th Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copy to:

Franklin Na Fatima Sulaiman
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	On October 28, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No.  455 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on March 5, 2026, and pursuant to Rule 485(a)(2) would become effective on May 19, 2026.

Post-Effective Amendment No. 464 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 18, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 473 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 479 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 21, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 485 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 7, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 491 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 14, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 494 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 21, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 496 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 26, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 499 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 28, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 503 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 4, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 506 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 9, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 508 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 10, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 509 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 11, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 510 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 15, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 512 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 16, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 513 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 18, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 514 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 22, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 515 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 25, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 518 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 2, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 522 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 9, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 524 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 16, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 526 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 23, 2026, as the new date upon which the Amendment would become effective.

Post-Effective Amendment No. 527 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 26, 2026, as the new date upon which the Amendment would become effective.

This Post-Effective Amendment No. 531 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 531 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 531 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on October 23, 2026.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 531 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill* Daniel D. O’Neill	Chairman of the Board	October 23, 2026

/s/ Angela Brickl Angela Brickl	Trustee	October 23, 2026

/s/ David L. Driscoll* David L. Driscoll	Trustee	October 23, 2026

/s/ Kathleen M. Berkery* Kathleen M. Berkery	Trustee	October 23, 2026

/s/ Mary Jo Collins* Mary Jo Collins	Trustee	October 23, 2026

/s/ Carlyle Peake* Carlyle Peake	Trustee	October 23, 2026

/s/ Bradley Kurtzman* Bradley Kurtzman	Trustee	October 23, 2026

/s/ Patrick J. Rudnick* Patrick J. Rudnick	Principal Executive Officer	October 23, 2026

/s/ Corey Noltner* Corey Noltner	Principal Financial Officer	October 23, 2026

*By: /s/ Angela Brickl
Attorney-In-Fact pursuant to the Power of Attorney filed with Post-Effective Amendment No. 429 to the Trust’s Registration Statement filed with the SEC on February 26, 2025.